Fair Value Measurements - Quantitative Disclosures of Fair Value Measurement Hierarchy for Assets (Detail) - Recurring Fair Value Measurement [member] - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Assets Investments [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets	$ 67,306
Assets Plan [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets	178,594	$ 189,697
Classification of Assets as Held for Sale [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets		55
Derivative Instruments Assets [member] | Aircraft Fuel Hedges [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets	2,566
Derivative Instruments Assets [member] | Interest Rate Derivatives [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets	4,890	20,549
Revalued Administrative Property [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets	110,182	147,663
Available for Sale Securities [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets		2,990
Significant Observable Inputs (Level 2) [member] | Assets Investments [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets	67,306
Significant Observable Inputs (Level 2) [member] | Assets Plan [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets	178,594	189,697
Significant Observable Inputs (Level 2) [member] | Classification of Assets as Held for Sale [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets		55
Significant Observable Inputs (Level 2) [member] | Derivative Instruments Assets [member] | Aircraft Fuel Hedges [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets	2,566
Significant Observable Inputs (Level 2) [member] | Derivative Instruments Assets [member] | Interest Rate Derivatives [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets	4,890	20,549
Significant Observable Inputs (Level 2) [member] | Available for Sale Securities [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets		2,990
Significant Unobservable Inputs (Level 3) [member] | Revalued Administrative Property [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets	$ 110,182	$ 147,663